PREPAID EXPENSE - Movement of incremental costs in obtaining contracts with customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments and accrued income including contract assets [abstract]
Beginning balance	R$ 2,842,824	R$ 1,986,764
Additions	1,787,044	1,812,437
Write-offs (amortizations)	(1,273,492)	(956,377)
Ending balance	R$ 3,356,376	R$ 2,842,824